                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0006
                                                      Expires:  October 31, 2003
                                                      Estimated average burden
                                                      hours per response....23.3
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesley, Taft & Associates, LLC
            ------------------------------------------
Address:    10 South LaSalle Street, Suite 3250
            ------------------------------------------
            Chicago, Illinois 60603
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28- 10082
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Faris F. Chesley
          --------------------------------------------
Title:    Manager
          --------------------------------------------
Phone:    312-873-1260
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Faris F. Chesley   Chicago, Illinois                        April 14, 2004
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager: NONE

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                              -----------------------

Form 13F Information Table Entry Total:        133
                                              -----------------------

Form 13F Information Table Value Total:      $ 329,541
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE


                                                     FORM 13F INFORMATION TABLE

--------------------------------------------------------------------------------------------------------------------------------
 NAME OF                        TITLE OF                VALUE    SHRS OR SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                          CLASS       CUSIP     [x$1000]  PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------------

3M Company                         COM     88579y101     4484    54771   SH            Sole                 46271           8300
AFLAC Inc                          COM     001055102      615    15333   SH            Sole                 14533            800
AON Corp                           COM     037389103      146     5225   SH            Sole                  1725           3500
Abbott Labs                        COM     002824100     1350    32849   SH            Sole                 23358           9491
Advance Auto Parts, Inc.           COM     00751Y106     5094   125250   SH            Sole                 36330          88920
Alcon Inc.                         COM     h01301102      217     3425   SH            Sole                   675           2750
Altera Corp                        COM     021441100      748    36518   SH            Sole                 27278           9240
Altria Group Inc.                  COM     02209s103      326     5981   SH            Sole                  5981
Ambac Financial Group, Inc.        COM     023139108     6492    87995   SH            Sole                 12200          74545
American International Group       COM     026874107     3630    50870   SH            Sole                 42153           8517
Amgen                              COM     031162100     3491    60028   SH            Sole                 47788          10540
Anthem, Inc.                       COM     03674b104     6730    74250   SH            Sole                  2200          71050
Apollo Group Inc                   COM     037604105     3306    38370   SH            Sole                 33150           5220
BB&T Corp                          COM     054937107      253     7175   SH            Sole                  7175
BP PLC ADR F Sponsored ADR         COM     055622104     5256   102656   SH            Sole                 12899          87857
Bank America Corp                  COM     060505104     6493    80178   SH            Sole                  8962          69016
Bank One Corp                      COM     06423A103     6500   119226   SH            Sole                  7980         110246
Becton Dickinson & Company         COM     075887109      204     4200   SH            Sole                  4200
Bed Bath & Beyond, Inc.            COM     075896100      207     4950   SH            Sole                  2250           2700
Berkshire Hathaway Inc-Cl B        COM     084670207      199       64   SH            Sole                                   39
Brinker International Inc.         COM     109641100      332     8750   SH            Sole                  8750
Capital One Financial Corp         COM     14040H105      241     3200   SH            Sole                  3000            200
Cardinal Health                    COM     14149Y108      254     3688   SH            Sole                  3688
Career Education Corp              COM     141665109     4769    84325   SH            Sole                                84325
Caremark RX Inc                    COM     141705103    11492   345620   SH            Sole                 71420         271100
Cendant Corporation                COM     151313103      320    13100   SH            Sole                                13100
Century Telephone Enterprises      COM     156700106      259     9416   SH            Sole                  5029           4387
Chevron Texaco Corp                COM     166764100     4578    52152   SH            Sole                  1443          49709
Cisco Systems                      COM     17275R102     5561   235922   SH            Sole                173982          53490
Citigroup Inc.                     COM     172967101    12783   247253   SH            Sole                 74414         171339
Coca-Cola Co                       COM     191216100     3434    68280   SH            Sole                 54580          13400
Cognizant Technology Solutions     COM     192446102      993    21945   SH            Sole                 12995           8950
Colgate Palmolive Company          COM     194162103      346     6275   SH            Sole                  6275
Comcast Corp-Cl A                  COM     20030N101      434    15079   SH            Sole                                15079
Conagra, Inc                       COM     205887102      202     7500   SH            Sole                   600           6900
Consolidated-Tomoka Land Co.       COM     210226106      323     8698   SH            Sole                                 8698
Corinthian Colleges, Inc.          COM     218868107      300     9100   SH            Sole                                 9100
Dell Inc.                          COM     247025109      444    13205   SH            Sole                  9305           3900
Dow Chemical Corporation           COM     260543103      383     9500   SH            Sole                  4500           5000
EMC Corporation                    COM     268648102      430    31601   SH            Sole                 27601           4000
Ecolab Inc.                        COM     278865100      859    30125   SH            Sole                 21875           8250
Emerson Electric                   COM     291011104      258     4300   SH            Sole                  4300
Express Scripts Inc Cl A           COM     302182100     5159    69200   SH            Sole                 44225          24975
Exxon Mobil Corp                   COM     30231G102     7149   171903   SH            Sole                 57792         113111
Fair, Isaac & Company, Inc.        COM     303250104     3358    93081   SH            Sole                  2800          90281
Federal National Mortgage          COM     313586109      221     2975   SH            Sole                  1575           1200
First Data Corp                    COM     319963104     8751   207561   SH            Sole                 62175         145086
Fiserv Inc.                        COM     337738108      401    11199   SH            Sole                  6137           5062
Fortune Brands                     COM     349631101     6004    78350   SH            Sole                  9955          68095
Freddie Mac                        COM     313400301      787    13325   SH            Sole                 12775            550
General Electric Co.               COM     369604103     4502   147507   SH            Sole                 94257          49550
Grainger WW Inc                    COM     384802104      307     6405   SH            Sole                  3955           2200
Harley Davidson Inc.               COM     412822108     1842    34531   SH            Sole                 22531          12000
Health Management Associates I     COM     421933102     1105    47612   SH            Sole                 43612           4000
Hillenbrand Industries Inc.        COM     431573104     2746    40450   SH            Sole                                40450
Home Depot Inc.                    COM     437076102      217     5800   SH            Sole                  1950           3850
Hormel Foods Corp                  COM     440452100      205     7000   SH            Sole                                 7000
Illinois Tool Works                COM     452308109     2797    35296   SH            Sole                 29296           5800
Intel Corporation                  COM     458140100     4832   177658   SH            Sole                133016          43242


                                                     FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
 NAME OF                         TITLE OF                 VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                           CLASS        CUSIP     [x$1000]  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machine     COM       459200101    10829      117917 SH          Sole                38584            77633
Intuit Inc.                        COM       461202103     6417      143778 SH          Sole                49733            93695
Inveresk Research                  COM       461238107      304       10700 SH          Sole                                 10700
Jacobs Engineering                 COM       469814107     6788      152195 SH          Sole                53670            97125
Johnson & Johnson                  COM       478160104     8697      171475 SH          Sole                72824            94901
Johnson Controls                   COM       478366107     3202       54133 SH          Sole                48633             5500
Kimberly Clark Corporation         COM       494368103      796       12620 SH          Sole                 9520             3100
L-3 Communications Holdings, I     COM       502424104     9816      165025 SH          Sole                49875           113650
Linear Technology Corp             COM       535678106      654       17625 SH          Sole                12150             5475
Lowes Companies Inc.               COM       548661107     7593      135275 SH          Sole                13950           119025
Lucent Technologies Inc.           COM       549463107       76       18596 SH          Sole                 1800            12800
MBNA Corp                          COM       55262L100    10649      385414 SH          Sole               150112           232202
Masco Corp.                        COM       574599106      338       11100 SH          Sole                 2500             8600
McDonalds Corporation              COM       580135101      214        7497 SH          Sole                 6585              512
Mechanical Technology              COM       583538103       51       10000 SH          Sole                                 10000
Medtronic Inc.                     COM       585055106     5613      117544 SH          Sole                62699            54645
Merck                              COM       589331107     1534       34713 SH          Sole                25817             8696
Microsoft Corporation              COM       594918104     9653      387196 SH          Sole               168228           210468
Morgan Stanley Dean Witter Dis     COM       617446448      175        3056 SH          Sole                                   156
National Fuel Gas Co               COM       636180101      374       15200 SH          Sole                  200            15000
Northern Trust Company             COM       665859104      739       15856 SH          Sole                 7506             8050
Nurses Network Com Inc             COM       670577105        0       34482 SH          Sole                                 34482
OmniVision Technologies, Inc.      COM       682128103      311       11400 SH          Sole                                 11400
Omnicom Group                      COM       681919106     1057       13175 SH          Sole                10650             2525
Paychex Inc.                       COM       704326107      356        9997 SH          Sole                 9432              565
Pepsico Inc.                       COM       713448108     1115       20711 SH          Sole                16036             4675
Pfizer, Inc                        COM       717081103     7192      205193 SH          Sole               142665            58128
Procter And Gamble                 COM       742718109     3220       30705 SH          Sole                23725             6780
Qualcomm Inc.                      COM       747525103      900       13575 SH          Sole                 8925             4650
Quest Diagnostics, Inc.            COM       74834l100     5533       66800 SH          Sole                                 64300
Royal Dutch Petroleum              COM       780257804      396        8321 SH          Sole                 2121             6200
SBC Communications Inc             COM       78387G103      348       14178 SH          Sole                13447              731
SLM Corp                           COM       78442P106      819       19565 SH          Sole                16765             2800
Sara Lee Corp                      COM       803111103      475       21717 SH          Sole                17911             3806
Servicemaster Co. (The)            COM       81760N109      352       29325 SH          Sole                  900            28425
Southern Co                        COM       842587107      149        4900 SH          Sole                 1100             3800
Sprint Corp Com                    COM       852061100      254       13764 SH          Sole                 3300            10464
St. Joe Corp                       COM       790148100      238        5850 SH          Sole                                  5850
Starbucks Corp                     COM       855244109     4668      123258 SH          Sole               109558            12700
Stericycle Inc.                    COM       858912108     8522      177700 SH          Sole                57875           118425
Suntrust Banks Inc                 COM       867914103      307        4400 SH          Sole                  500             3900
Sysco Corp                         COM       871829107     8434      215975 SH          Sole                91985           123990
Target Inc.                        COM       87612E106      581       12907 SH          Sole                11725             1182
Teva Pharmaceutical Industries     COM       881624209     6864      108320 SH          Sole                40430            66590
Texas Instruments Inc.             COM       882508104      396       13550 SH          Sole                 7900             5650
Tribune Company                    COM       896047107     2249       44580 SH          Sole                36830             7500
United Technologies Corp           COM       913017109      208        2405 SH          Sole                 1655              750
UnitedHealth Group, Inc.           COM       91324p102     1973       30615 SH          Sole                26715             3900
Verizon Communications             COM       92343V104      224        6139 SH          Sole                 6139
Wachovia Corp                      COM       929903102      537       11425 SH          Sole                 7700             3725
Wal Mart Stores, Inc.              COM       931142103     3741       62674 SH          Sole                53754             8170
Walgreen Company                   COM       931422109     7190      218199 SH          Sole                95256           122293
Wells Fargo & Co.-New              COM       949746101    10905      192431 SH          Sole                66336           124345
William Wrigley Jr Co              COM       982526105      537        9077 SH          Sole                                  9077
Zimmer Holdings, Inc.              COM       98956P102      386        5237 SH          Sole                 2709             2528
Baxter International Conv. Pfd     CONV PFD  071813406      174        3220 SH          Sole                  620             2600
John Hancock Inc. Sec.             ETF       410123103      177       11000 SH          Sole                                 11000
Nuveen Municipal Value Fund        ETF       670928100       95       10000 SH          Sole                                 10000
Nuveen Performance Plus Munici     ETF       67062P108      267       17190 SH          Sole                                 17190
Nuveen Prem Income Mun Fund 2      ETF       67063W102      852       56800 SH          Sole                                 56800
Nuveen Premium Income Municipa     ETF       6706K4105      270       20000 SH          Sole                                 20000
Nuveen Premium Income Municipa     ETF       67062T100      248       16600 SH          Sole                                 16600
Nuveen Qual Income Mun Fund        ETF       670977107      291       19000 SH          Sole                                 19000
S&P Midcap 400 Index Fund          ETF       464287507     1028        8501 SH          Sole                 7991              510
S&P Smallcap 600 Index Fund        ETF       464287804      589        4135 SH          Sole                 3910              225
SPDR Trust, Series 1               ETF       78462f103      370        3270 SH          Sole                 2295              975
Scudder Municipal Income Trust     ETF       81118R604      124       10000 SH          Sole                                 10000
Van Kampen TR For Investment G     ETF       920929106      294       18000 SH          Sole                                 18000
VanKampen Amer. Capital Advan.     ETF       921124103      192       11400 SH          Sole                                 11400


                                                     FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
 NAME OF                         TITLE OF                 VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 ISSUER                           CLASS        CUSIP     [x$1000]  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

iShares MSCI EAFE Index Fund       ETF      464287465       1347      9510 SH           Sole                 9410              100
iShares MSCI Japan Index Fund      ETF      464286848       1511    139050 SH           Sole                                135550
ABN AMRO Capiital Funding Trus     PFD      00372Q201        992     39300 SH           Sole                                 37300
Abbey National PLC 7.25% Sub C     PFD      002920502        380     15000 SH           Sole                                 15000
Lehman Bros. 6.5% Pfd F            PFD      524908720        273     10000 SH           Sole                                 10000